Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
UVA Unconstrained Medium-Term Fixed Income ETF
Prospectus [Line Items]
Annual Return [Percent]	0.53%	7.53%	(14.95%)	0.11%	7.93%	9.46%	(2.99%)